Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure Of Future Minimum Lease Payments
At December 31, 2018, we have commitments that require future minimum payments as follows:

	Finance Leases	Operating Leases	Other
2019	$3.8	$31.5	$19.7
2020	3.3	23.7	19.7
2021	2.8	14.5	16.5
2022	1.4	9.5	13.7
2023	0.4	6.6	13.5
Thereafter	—	21.6	37.7
Total future minimum payments	11.7	$107.4	$120.8
Less: amount representing interest for finance leases	(1.3)
Present value of future minimum finance lease payments (note 12)	10.4
Less: current portion of finance lease obligations	(3.2)
Long-term portion of finance lease obligations	$7.2